STATEMENTS OF CHANGES IN ASSETS AVAILABLE FOR PLAN BENEFITS - EBP France - EUR (€)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Contributions:
Participant contributions	€ 6,135,332	€ 5,526,508	€ 5,393,765
Employer contributions	8,682,778	9,434,257	8,455,057
Total contributions	14,818,110	14,960,765	13,848,823
Investment (loss) income:
Dividends from The Procter & Gamble Company common stock	1,654,439	2,271,107	2,461,212
Other income (expense)	71,514	37,192	24,374
Net investment (loss) income	(3,539,667)	22,852,140	7,325,721
Total additions	11,278,443	37,812,904	21,174,544
DEDUCTION—Benefits paid to participants	18,902,485	25,750,581	17,246,286
NET INCREASE (DECREASE)	(7,624,042)	12,062,324	3,928,258
NET ASSETS AVAILABLE FOR PLAN BENEFITS:
Beginning of year	225,646,238	213,583,914	209,655,656
End of year	218,022,196	225,646,238	213,583,914
Procter & Gamble Company common stock
Investment (loss) income:
Increase (decrease) in unrealized appreciation	(18,244,496)	(24,341,734)	(4,251,157)
Realized gain (loss) on sale	8,778,152	38,318,252	5,956,596
Dividends from The Procter & Gamble Company common stock	1,654,439	2,271,107	2,461,212
Other investments
Investment (loss) income:
Increase (decrease) in unrealized appreciation	(1,009,535)	2,657,131	2,355,285
Realized gain (loss) on sale	€ 5,210,259	€ 3,910,190	€ 779,411